Financial Instruments - Schedule of Changes in Level 3 Valuation Processes and Quantitative Fair Value Measurement (Detail) - Financial assets at FVTOCI - equity instruments without active market [member]
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market approach
Discount for lack of marketability, significant unobservable inputs, assets		20.00%
Price Book Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Inter-relationship between significant unobservable inputs and fair value measurement	The higher the price-book ratio is, the higher the fair value is.
Price Earnings Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Inter-relationship between significant unobservable inputs and fair value measurement	The higher the price-earnings ratio is, the higher the fair value is.
Lack of Marketability [member]
Disclosure of detailed information about financial instruments [line items]
Inter-relationship between significant unobservable inputs and fair value measurement	The greater degree of lack of marketability is, the lower the fair value is.
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Price-Book ratio, significant unobservable inputs, assets	0.70	0.99
Price-Earnings ratio, significant unobservable inputs, assets	7.85	14.69
Discount for lack of marketability, significant unobservable inputs, assets	20.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Price-Book ratio, significant unobservable inputs, assets	2.95	5.20
Price-Earnings ratio, significant unobservable inputs, assets	31.28	112.13
Discount for lack of marketability, significant unobservable inputs, assets	28.00%